Retirement Benefit Obligations - Summary of Sensitivity Analysis (Parenthetical) (Detail) - Retirement benefit obligations	12 Months Ended
Dec. 31, 2022
Actuarial assumption of discount rates increase by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Actuarial assumption rate, increase	0.25%
Actuarial assumption of discount rates decrease by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Actuarial assumption rate, decrease	0.25%
Actuarial assumption of expected rates of inflation increase by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Actuarial assumption rate, increase	0.25%
Actuarial assumption of expected rates of inflation decrease by zero point two five percentage
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Actuarial assumption rate, decrease	0.25%
Acturial assumption of mortality rate increase by one year
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Mortality assumption	Increase by 1 year
Acturial assumption of mortality rate decrease by one year
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Mortality assumption	Decrease by 1 year